Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Summary of majority shareholders

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	91,125,519	48.60%
Rubric Capital Management LP	13,648,711	7.3%
The Goldman Sachs Group, Inc.	9,806,757	5.2%
(*) 187,313,460 ordinary shares were outstanding at 31 December 2021, comprising 188,882,316 shares in issue less 1,568,854 shares held in treasury

The disclosure of valuation adjustments.	Valuation adjustments comprise the following at December 31:

	2021	2020
	US$'000	US$'000
Actuarial gains and losses	5,525	4,833
Hedging instruments and other	—	922
Total	5,525	5,755

Schedule of changes in non-controlling interests

Balance
US$'000
Balance at January 1, 2020	118,077
Loss for the year	(3,419)
Translation differences	(154)
Balance at December 31, 2020	114,504
Loss for the year	(4,750)
Dividends paid to joint venture partner	(5,880)
Translation differences	166
Other	2,013
Balance at December 31, 2021	106,053

Summary of financial information for non-controlling interests

	2021		2020		2019
	WVA	QSLP	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Statements of Financial Position
Non-current assets	76,865	63,088	80,887	67,806	80,923	63,639
Current assets	66,336	46,186	58,404	37,095	56,839	30,931
Non-current liabilities	14,677	19,005	14,677	18,186	14,677	19,944
Current liabilities	32,612	14,671	23,208	16,320	27,579	7,277
Income Statements
Sales	165,660	89,446	156,995	70,637	167,503	78,414
Operating profit	6,696	2,093	5,900	3,113	6,688	252
Profit before taxes	6,507	1,237	5,900	2,898	6,423	(36)
Net (loss) income	3,318	613	3,008	1,666	3,276	(70)
Cash Flow Statements
Cash flows from operating activities	11,981	8,997	28,683	15,387	2,287	3,720
Cash flows from investing activities	(3,893)	(4,956)	(7,977)	(5,227)	(2,256)	(3,544)
Cash flows from financing activities	—	—	—	—	—	227
Exchange differences on cash and cash equivalents in foreign currencies	—	31	—	45	—	149
Beginning balance of cash and cash equivalents	27,272	12,524	6,566	2,319	6,535	1,767
Ending balance of cash and cash equivalents	35,360	16,596	27,272	12,524	6,566	2,319